July 6, 2015

Supplement

SUPPLEMENT DATED JULY 6, 2015 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF
Active Assets California Tax-Free Trust, dated October 31, 2014
Active Assets Government Securities Trust, dated October 31, 2014
Active Assets Institutional Government Securities Trust, dated October 31, 2014
Active Assets Institutional Money Trust, dated October 31, 2014
Active Assets Money Trust, dated October 31, 2014
Active Assets Tax-Free Trust, dated October 31, 2014
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2015
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 27, 2015 and April 30, 2015
Morgan Stanley Limited Duration U.S. Government Trust, dated September 30, 2014
Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2014
Morgan Stanley Mortgage Securities Trust, dated February 27, 2015 and April 30, 2015
Morgan Stanley New York Municipal Money Market Trust, dated April 30, 2015
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2015
Morgan Stanley U.S. Government Money Market Trust, dated May 29, 2015
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2015
(each, a "Fund")

The table in the section entitled "Disclosure of Portfolio Holdings" in each Fund's Statement of Additional Information is hereby deleted and replaced with the following:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
Institutional Shareholder Services(*)	Complete portfolio holdings	Daily basis	End of Day
State Street Bank and Trust Company(*)	Complete portfolio holdings	Daily basis	(2)
BlackRock Financial Management Inc.(*)	Complete portfolio holdings	Daily basis	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Monthly basis	Approximately six business days after month end
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	(2)

(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

Please retain this supplement for future reference.